American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2021

American Century Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 6.3%
Aristocrat Leisure Ltd.	16,599	515,900
Aurizon Holdings Ltd.	65,708	157,139
BHP Group Ltd.(1)	5,422	151,891
BlueScope Steel Ltd.	18,284	254,134
Charter Hall Group	25,916	352,091
CSL Ltd.	1,449	315,067
Dexus	175,246	1,385,222
Domino's Pizza Enterprises Ltd.	8,669	793,086
Fortescue Metals Group Ltd.	226,366	2,718,374
Goodman Group	62,896	1,097,799
James Hardie Industries plc	36,913	1,446,783
Magellan Financial Group Ltd.	10,648	249,237
Medibank Pvt Ltd.	130,368	318,527
Mineral Resources Ltd.	8,260	265,087
Origin Energy Ltd.	55,440	188,791
REA Group Ltd.	3,013	344,915
Sonic Healthcare Ltd.	51,149	1,546,617
Vicinity Centres	290,559	348,216
WiseTech Global Ltd.	14,817	542,786
Xero Ltd.(2)	3,175	322,477
		13,314,139
Austria — 1.1%
ANDRITZ AG	11,698	558,356
BAWAG Group AG(2)	2,972	172,600
OMV AG	9,787	519,738
Raiffeisen Bank International AG	7,459	221,830
Verbund AG	4,269	446,428
voestalpine AG	11,234	379,120
		2,298,072
Belgium — 0.2%
Etablissements Franz Colruyt NV	3,204	150,413
Solvay SA	1,396	156,196
UCB SA	1,559	170,476
		477,085
Canada — 7.3%
Alimentation Couche-Tard, Inc., B Shares	8,327	305,064
Bank of Montreal	1,853	192,981
BRP, Inc.	4,030	318,501
Canadian Natural Resources Ltd.	10,103	413,152
Canadian Pacific Railway Ltd.	4,817	337,109
Canadian Tire Corp. Ltd., Class A	8,251	1,090,531
CCL Industries, Inc., Class B	6,396	313,879
CGI, Inc.(2)	2,007	167,668
Constellation Software, Inc.	1,923	3,272,148
FirstService Corp.	2,139	411,139
George Weston Ltd.	1,661	175,299
Gildan Activewear, Inc.	8,628	349,524
iA Financial Corp., Inc.	3,274	173,971

Intact Financial Corp.	2,620	325,118
Kinross Gold Corp.	30,887	183,274
Loblaw Cos. Ltd.	7,715	581,592
Lundin Mining Corp.	21,491	168,738
Magna International, Inc.	11,752	880,859
Manulife Financial Corp.(1)	64,976	1,161,730
Metro, Inc.	6,596	314,762
Nutrien Ltd.	8,414	557,750
Ovintiv, Inc.	6,679	231,983
Shaw Communications, Inc., B Shares	11,373	329,407
Sun Life Financial, Inc.	6,482	344,181
TFI International, Inc.	6,775	672,700
Toromont Industries Ltd.	3,968	333,294
West Fraser Timber Co. Ltd.	18,058	1,484,843
Wheaton Precious Metals Corp.	7,465	312,169
		15,403,366
China — 3.9%
Alibaba Group Holding Ltd., ADR(2)	5,171	659,458
Angang Steel Co. Ltd., H Shares	356,000	157,726
ANTA Sports Products Ltd.	74,800	1,194,461
BYD Co. Ltd., H Shares	34,500	1,357,009
China Coal Energy Co. Ltd., H Shares(1)	820,000	413,118
CSPC Pharmaceutical Group Ltd.	762,000	790,009
JD.com, Inc., ADR(2)	688	57,868
Li Ning Co. Ltd.	86,500	978,366
NetEase, Inc., ADR	12,118	1,305,472
Vipshop Holdings Ltd., ADR(2)	16,061	156,916
Weibo Corp., ADR(2)	11,628	462,911
Yihai International Holding Ltd.(1)(2)	40,000	214,610
Zhongsheng Group Holdings Ltd.	68,500	561,071
		8,308,995
Denmark — 2.6%
AP Moller - Maersk A/S, B Shares	194	584,089
DSV A/S	1,303	283,697
Genmab A/S(2)	4,247	1,645,890
Novo Nordisk A/S, B Shares	14,213	1,521,501
Novozymes A/S, B Shares	5,149	391,038
Pandora A/S	4,747	590,633
Royal Unibrew A/S	3,879	413,429
		5,430,277
Finland — 2.2%
Elisa Oyj	5,403	324,434
Fortum Oyj	6,105	175,532
Kesko Oyj, B Shares	29,594	929,169
Neste Oyj	5,574	263,633
Nokia Oyj(2)	35,625	199,666
Nokian Renkaat Oyj	35,321	1,312,665
Stora Enso Oyj, R Shares	17,575	297,531
Valmet Oyj	22,021	901,104
Wartsila Oyj Abp	13,593	188,306
		4,592,040
France — 12.3%
Air Liquide SA	1,848	305,183
Amundi SA	13,013	1,082,598
ArcelorMittal SA	5,278	143,286

BNP Paribas SA	2,802	174,143
Bollore SA	30,315	162,655
Bouygues SA	6,899	233,014
Bureau Veritas SA	9,989	316,355
Capgemini SE	787	181,696
Carrefour SA	62,531	1,034,283
Cie de Saint-Gobain	20,094	1,274,556
Cie Generale des Etablissements Michelin SCA	2,050	302,519
Danone SA	2,438	143,387
Eiffage SA	1,723	160,475
Engie SA	12,606	182,366
Eurofins Scientific SE	3,290	420,889
Faurecia SE	3,666	157,557
Hermes International	2,703	5,072,463
Ipsen SA	5,079	495,682
Kering SA	2,287	1,761,196
Klepierre SA(2)	7,340	154,454
L'Oreal SA	8,500	3,838,069
LVMH Moet Hennessy Louis Vuitton SE	1,263	982,102
Orange SA	79,653	856,330
Publicis Groupe SA	11,019	713,026
Remy Cointreau SA	1,694	397,274
Rexel SA(2)	8,527	156,320
Sanofi	20,674	1,965,318
Sartorius Stedim Biotech	3,109	1,835,476
SCOR SE	5,651	177,378
STMicroelectronics NV	7,561	368,234
Teleperformance	1,003	412,567
Thales SA	1,784	146,370
TotalEnergies SE	4,055	186,582
Unibail-Rodamco-Westfield(2)	2,058	135,459
Wendel SE	1,234	141,098
		26,070,360
Germany — 6.1%
adidas AG	939	271,576
Brenntag SE	3,732	319,647
Carl Zeiss Meditec AG	10,429	2,089,448
Covestro AG	21,777	1,228,233
Deutsche Post AG	7,346	433,866
Evonik Industries AG	49,270	1,481,417
FUCHS PETROLUB SE, Preference Shares	6,828	306,694
GEA Group AG	24,671	1,248,541
HeidelbergCement AG	2,280	151,692
HelloFresh SE(2)	12,850	1,303,242
Merck KGaA	1,789	442,161
Nemetschek SE	4,044	511,091
Puma SE	2,732	330,084
Rational AG	287	264,375
Sartorius AG, Preference Shares	782	537,962
Schaeffler AG, Preference Shares	41,773	322,595
Siemens Healthineers AG	2,665	193,565
Symrise AG	2,505	352,383
Uniper SE	4,541	197,151
Volkswagen AG, Preference Shares	2,163	395,170
Wacker Chemie AG	1,856	319,230

Zalando SE(2)	2,972	270,284
		12,970,407
Hong Kong — 1.5%
Chow Tai Fook Jewellery Group Ltd.	218,800	391,213
SITC International Holdings Co. Ltd.	131,000	523,002
Techtronic Industries Co. Ltd.	78,000	1,604,203
Xinyi Glass Holdings Ltd.	278,000	678,128
		3,196,546
Ireland — 0.4%
Bank of Ireland Group plc(2)	52,479	286,927
Glanbia plc	10,005	129,334
Smurfit Kappa Group plc	9,484	486,103
		902,364
Israel — 0.5%
Bank Leumi Le-Israel BM	21,411	206,030
ICL Group Ltd.	46,501	404,088
Israel Discount Bank Ltd., A Shares(2)	63,675	389,106
		999,224
Italy — 2.5%
A2A SpA	83,076	162,087
Amplifon SpA	6,412	312,295
Assicurazioni Generali SpA	8,781	175,904
CNH Industrial NV	30,884	506,935
Davide Campari-Milano NV	24,242	353,344
DiaSorin SpA	1,458	311,145
Eni SpA	91,087	1,200,325
Ferrari NV	1,522	398,269
Interpump Group SpA	6,266	421,678
Mediobanca Banca di Credito Finanziario SpA	15,412	170,484
Moncler SpA	5,727	413,469
Prysmian SpA	4,764	176,625
Recordati Industria Chimica e Farmaceutica SpA	4,953	310,756
Reply SpA	1,648	318,939
Stellantis NV	8,979	153,215
		5,385,470
Japan — 17.1%
Advantest Corp.	3,900	340,473
Aisin Corp.	13,700	502,736
Ajinomoto Co., Inc.	14,400	431,772
Asahi Kasei Corp.	17,000	158,949
Astellas Pharma, Inc.	63,900	1,001,974
BayCurrent Consulting, Inc.	1,400	578,505
Bridgestone Corp.	7,200	288,710
Brother Industries Ltd.	17,200	295,194
Canon, Inc.	8,800	193,536
Capcom Co., Ltd.	17,700	440,559
Chugai Pharmaceutical Co. Ltd.	8,400	272,108
Cosmos Pharmaceutical Corp.(1)	1,900	294,810
CyberAgent, Inc.	55,900	1,028,840
Daikin Industries Ltd.	1,300	264,711
Daito Trust Construction Co. Ltd.	2,900	314,098
Denso Corp.	4,700	343,830
Dentsu Group, Inc.	4,700	148,847
Fast Retailing Co. Ltd.	500	296,011
FUJIFILM Holdings Corp.	2,100	165,188

Fujitsu Ltd.	1,000	165,284
GMO Payment Gateway, Inc.	2,500	333,124
Hakuhodo DY Holdings, Inc.	11,300	167,176
Hitachi Ltd.	3,300	193,308
Honda Motor Co. Ltd.	5,900	161,570
Hoya Corp.	2,600	411,545
Iida Group Holdings Co. Ltd.	47,300	976,762
INPEX Corp.	26,300	215,202
Isuzu Motors Ltd.	26,600	356,510
ITOCHU Corp.	16,900	483,308
Itochu Techno-Solutions Corp.	5,700	185,431
Japan Tobacco, Inc.	85,400	1,700,899
Kajima Corp.	69,300	762,149
Kakaku.com, Inc.	10,500	293,383
Kao Corp.	3,000	153,035
Keyence Corp.	800	494,065
Kikkoman Corp.	4,800	366,418
Kirin Holdings Co. Ltd.	26,400	420,623
Kobayashi Pharmaceutical Co. Ltd.	4,100	322,806
Kobe Bussan Co. Ltd.	12,100	456,131
Koei Tecmo Holdings Co. Ltd.	7,700	320,831
Konami Holdings Corp.	8,100	414,078
Kyocera Corp.	2,800	165,957
M3, Inc.	4,900	263,416
Marubeni Corp.	22,100	197,626
MEIJI Holdings Co. Ltd.	2,900	170,680
MINEBEA MITSUMI, Inc.	12,700	334,206
MISUMI Group, Inc.	9,800	413,197
Mitsubishi Electric Corp.	13,300	166,180
Mitsui & Co. Ltd.	8,100	182,116
Mitsui Chemicals, Inc.	20,300	540,730
Miura Co. Ltd.	7,300	255,122
Mizuho Financial Group, Inc.	12,800	157,807
Murata Manufacturing Co. Ltd.	3,900	286,120
NEC Corp.	17,400	785,041
NGK Insulators Ltd.	10,600	167,404
Nihon M&A Center Holdings, Inc.	45,200	1,326,155
Nippon Express Co. Ltd.	2,600	148,018
Nippon Shinyaku Co. Ltd.	4,000	296,165
Nippon Telegraph & Telephone Corp.	12,400	341,197
Nippon Yusen KK	2,100	136,015
Nissan Chemical Corp.	6,700	385,346
Nitto Denko Corp.	4,300	298,115
Nomura Holdings, Inc.	37,000	155,036
NTT Data Corp.	9,800	206,817
Ono Pharmaceutical Co. Ltd.	45,200	996,965
Open House Co. Ltd.	13,400	759,536
Otsuka Corp.	3,500	159,951
Otsuka Holdings Co. Ltd.	4,400	159,366
Panasonic Corp.	110,900	1,209,090
Rakus Co. Ltd.	9,400	251,728
Recruit Holdings Co. Ltd.	8,900	540,405
Renesas Electronics Corp.(2)	31,200	392,038
Ricoh Co. Ltd.	33,900	299,081
SCSK Corp.	3,100	58,712

Seiko Epson Corp.	28,300	456,294
Sekisui House Ltd.	80,600	1,566,445
Seven & i Holdings Co. Ltd.	4,100	165,137
SG Holdings Co. Ltd.	12,300	271,481
Shimadzu Corp.	8,900	377,363
Shimano, Inc.	1,100	304,245
SMC Corp.	500	319,221
Sumitomo Dainippon Pharma Co., Ltd.	10,100	123,093
Sumitomo Mitsui Financial Group, Inc.	5,200	169,181
Suntory Beverage & Food Ltd.	4,500	158,746
Taisei Corp.	5,700	165,933
TIS, Inc.	6,100	188,031
Tokyo Electron Ltd.	800	420,376
Tosoh Corp.	9,800	140,104
Toyota Industries Corp.	2,100	172,246
Toyota Tsusho Corp.	4,000	173,217
Trend Micro, Inc.	3,200	184,522
USS Co. Ltd.	10,600	155,507
Yamaha Motor Co. Ltd.	32,200	809,783
ZOZO, Inc.	30,400	963,544
		36,204,296
Netherlands — 5.3%
Aalberts NV	2,855	175,569
Adyen NV(2)	207	573,356
Aegon NV	36,302	160,231
Akzo Nobel NV	2,732	287,478
ASM International NV	3,443	1,547,602
ASML Holding NV	4,387	3,443,270
ASR Nederland NV	3,921	167,448
BE Semiconductor Industries NV	4,093	389,203
Heineken Holding NV	1,939	161,485
IMCD NV	1,934	429,580
ING Groep NV	12,930	178,608
Koninklijke Ahold Delhaize NV	5,302	178,411
Koninklijke DSM NV	1,757	378,170
Koninklijke Philips NV	20,523	723,238
NN Group NV	31,733	1,576,796
Randstad NV	7,074	446,376
Signify NV	6,748	308,065
		11,124,886
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	14,702	330,757
Norway — 1.1%
Gjensidige Forsikring ASA	14,401	326,218
Nordic Semiconductor ASA(2)	10,634	353,802
Norsk Hydro ASA	26,916	174,310
Orkla ASA	63,087	576,665
Telenor ASA	19,439	287,236
TOMRA Systems ASA	5,499	377,013
Yara International ASA	4,004	196,558
		2,291,802
Portugal — 0.1%
Galp Energia SGPS SA	17,676	165,879
Singapore — 1.4%
Oversea-Chinese Banking Corp. Ltd.	21,000	168,298

Singapore Exchange Ltd.	358,100	2,337,970
Singapore Technologies Engineering Ltd.	63,600	176,949
United Overseas Bank Ltd.	9,400	175,931
		2,859,148
South Korea — 0.8%
Celltrion, Inc.(2)	1,579	274,853
KT Corp.	6,624	168,625
Kumho Petrochemical Co. Ltd.	3,454	448,221
NCSoft Corp.	1,389	793,003
		1,684,702
Spain — 1.8%
Acciona SA	1,111	198,160
Banco Bilbao Vizcaya Argentaria SA	72,731	385,592
Banco Santander SA	144,981	450,782
Bankinter SA	87,606	430,936
CaixaBank SA	111,817	288,697
Endesa SA	7,442	167,380
Naturgy Energy Group SA	6,953	191,819
Repsol SA	62,583	691,541
Telefonica SA	216,363	981,647
		3,786,554
Sweden — 4.7%
Atlas Copco AB, A Shares	16,456	1,006,759
Electrolux AB, B Shares	25,408	570,461
Evolution AB	10,496	1,102,055
Getinge AB, B Shares	4,486	187,972
Husqvarna AB, B Shares(1)	13,209	185,963
ICA Gruppen AB	3,641	215,497
Industrivarden AB, A Shares	13,000	385,938
Lifco AB, B Shares	33,520	905,887
Lundin Energy AB	10,854	383,574
Sandvik AB	7,027	173,491
Securitas AB, B Shares	11,922	172,253
Skanska AB, B Shares	6,287	144,658
SKF AB, B Shares	24,941	569,319
SSAB AB, A Shares(2)	32,759	161,261
Svenska Handelsbanken AB, A Shares	16,002	169,301
Swedish Match AB	337,620	2,463,226
Telefonaktiebolaget LM Ericsson, B Shares	15,138	152,174
Thule Group AB	6,138	346,933
Trelleborg AB, B Shares	7,407	168,139
Volvo AB, B Shares	22,810	491,090
		9,955,951
Switzerland — 6.3%
Adecco Group AG	12,898	597,737
Bachem Holding AG, Class B	571	412,559
EMS-Chemie Holding AG	332	316,494
Geberit AG	437	333,654
Georg Fischer AG	107	155,830
Givaudan SA	77	376,434
Holcim Ltd.(2)	3,105	149,580
Kuehne + Nagel International AG	9,956	2,846,110
Logitech International SA	5,957	475,093
Novartis AG	2,086	166,266
Partners Group Holding AG	2,244	3,872,802

Roche Holding AG	1,353	528,225
Sika AG	1,394	544,358
Swatch Group AG (The), Bearer Shares	626	183,862
Swiss Re AG	1,861	174,674
VAT Group AG	4,740	2,277,026
		13,410,704
Taiwan — 2.0%
AU Optronics Corp.	458,000	329,934
Evergreen Marine Corp. Taiwan Ltd.	48,000	212,601
Globalwafers Co. Ltd.	18,000	527,169
MediaTek, Inc.	38,000	1,377,524
momo.com, Inc.	9,000	574,918
Novatek Microelectronics Corp.	30,000	499,541
Realtek Semiconductor Corp.	29,000	575,332
Wan Hai Lines Ltd.	11,000	61,796
		4,158,815
United Kingdom — 11.7%
Admiral Group plc	7,710	303,112
Anglo American plc	4,240	156,074
Ashtead Group plc	23,082	1,856,903
ASOS plc(2)	6,335	198,297
Auto Trader Group plc	38,888	377,744
Avast plc	21,885	176,653
B&M European Value Retail SA	66,687	550,413
Barratt Developments plc	18,225	168,779
Bellway plc	3,749	156,486
BP plc	44,356	192,449
Coca-Cola HBC AG(2)	14,252	438,896
ConvaTec Group plc	53,843	137,761
Croda International plc	3,397	455,568
DCC plc	2,118	156,003
Dechra Pharmaceuticals plc	6,136	412,621
Diploma plc	7,929	337,533
DS Smith plc	29,954	142,841
Evraz plc	230,703	1,758,723
Experian plc	25,882	1,161,994
Ferguson plc	3,565	542,691
Future plc	12,644	603,512
Games Workshop Group plc	4,558	566,117
GlaxoSmithKline plc	40,151	815,189
Halma plc	8,703	346,907
Hargreaves Lansdown plc	16,154	286,721
Hikma Pharmaceuticals plc	9,700	285,118
Howden Joinery Group plc	25,807	297,321
IG Group Holdings plc	26,634	274,108
IMI plc	13,649	308,476
Imperial Brands plc	59,986	1,225,916
ITV plc(2)	109,977	161,590
JD Sports Fashion plc	278,120	822,490
Kingfisher plc	184,989	777,366
Land Securities Group plc	18,424	177,596
Lloyds Banking Group plc	294,617	182,940
Mondi plc	6,851	156,499
Next plc	3,070	320,738

Pearson plc	17,159	135,683
Persimmon plc	4,458	162,007
Rightmove plc	37,942	376,814
Rio Tinto plc	7,011	429,803
Royal Dutch Shell plc, A Shares	9,170	193,159
Royal Mail plc	75,281	501,371
Sage Group plc (The)	17,652	181,151
Schroders plc	6,439	293,643
Spirax-Sarco Engineering plc	15,087	3,130,382
Taylor Wimpey plc	84,557	177,590
Travis Perkins plc	7,262	139,606
Unilever plc	3,200	163,434
Vodafone Group plc	972,298	1,409,654
WPP plc	16,859	234,005
		24,818,447
United States — 0.2%
Linde plc(2)	1,029	326,536
TOTAL COMMON STOCKS (Cost $201,811,359)		210,466,822
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $348,044)	348,044	348,044
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,058,128)	1,058,128	1,058,128
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $203,217,531)		211,872,994
OTHER ASSETS AND LIABILITIES — (0.3)%		(541,580)
TOTAL NET ASSETS — 100.0%		$211,331,414

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	19.1%
Consumer Discretionary	17.6%
Information Technology	10.9%
Materials	10.7%
Health Care	10.5%
Consumer Staples	9.6%
Financials	9.1%
Communication Services	6.5%
Energy	2.4%
Real Estate	2.2%
Utilities	1.0%
Temporary Cash Investments	0.2%
Temporary Cash Investments - Securities Lending Collateral	0.5%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,756,443. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,855,221, which includes securities collateral of $797,093.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,642,625	207,824,197	—
Temporary Cash Investments	348,044	—	—
Temporary Cash Investments - Securities Lending Collateral	1,058,128	—	—
	4,048,797	207,824,197	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.